SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
Common Shares
The Company is authorized to issue an unlimited number of common shares. As at December 31, 2024, the Company had 599,435,650 (2023 - 599,077,067) common shares issued and outstanding.
The amount and timing of any dividends payable by Hydro One is at the discretion of the Hydro One Board of Directors and is established on the basis of Hydro One’s results of operations, maintenance of its deemed regulatory capital structure, financial condition, cash requirements, the satisfaction of solvency tests imposed by corporate laws for the declaration and payment of dividends and other factors that the Board of Directors may consider relevant.
The following tables presents the changes to common shares during the years ended December 31, 2024 and 2023:

	Ownership by
Year ended December 31, 2024 (number of shares)	Public	Province	Total
Common shares - beginning	316,664,419	282,412,648	599,077,067
Common shares issued - LTIP[1]	9,905	—	9,905
Common shares issued - share grants[2]	348,678	—	348,678
Common shares - ending	317,023,002	282,412,648	599,435,650
	52.9%	47.1%	100%
1 In 2024, Hydro One issued 9,905 common shares from treasury in accordance with provisions of the LTIP.
2 In 2024, Hydro One issued 348,678 common shares from treasury in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2023 (number of shares)	Public	Province	Total
Common shares - beginning	316,302,056	282,412,648	598,714,704
Common shares issued - LTIP[1]	74	—	74
Common shares issued - share grants[2]	362,289	—	362,289
Common shares - ending	316,664,419	282,412,648	599,077,067
	52.9%	47.1%	100%
1 In 2023, Hydro One issued 74 common shares from treasury in accordance with provisions of the LTIP.
2 In 2023, Hydro One issued 362,289 common shares from treasury in accordance with provisions of the PWU and the Society Share Grant Plans.

Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares, issuable in series. As at December 31, 2024 and 2023, two series of preferred shares were authorized for issuance: the Series 1 preferred shares and the Series 2 preferred shares. As at December 31, 2024, and 2023, the Company had no Preferred Shares and no Series 2 preferred shares issued and outstanding.
Hydro One may from time to time issue preferred shares in one or more series. Prior to issuing shares in a series, the Hydro One Board of Directors is required to fix the number of shares in the series and determine the designation, rights, privileges, restrictions and conditions attaching to that series of preferred shares. Holders of Hydro One’s preferred shares are not entitled to receive notice of, to attend or to vote at any meeting of the shareholders of Hydro One except that votes may be granted to a series of preferred shares when dividends have not been paid on any one or more series as determined by the applicable series provisions. Each series of preferred shares ranks on parity with every other series of preferred shares, and are entitled to a preference over the common shares and any other shares ranking junior to the preferred shares, with respect to dividends and the distribution of assets and return of capital in the event of the liquidation, dissolution or winding up of Hydro One.
Share Ownership Restrictions
The Electricity Act imposes share ownership restrictions on securities of Hydro One carrying a voting right (Voting Securities). These restrictions provide that no person or company (or combination of persons or companies acting jointly or in concert) may beneficially own or exercise control or direction over more than 10% of any class or series of Voting Securities, including common shares of the Company (Share Ownership Restrictions). The Share Ownership Restrictions do not apply to Voting Securities held by the Province, nor to an underwriter who holds Voting Securities solely for the purpose of distributing those securities to purchasers who comply with the Share Ownership Restrictions.